INSURANCE LIABILITIES - Investment in Variable Insurance Trust Mutual Funds (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Investment in Separate Account Investment Options	$ 95,299	$ 94,672	$ 86,890
GMDB | Equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Investment in Separate Account Investment Options	42,675	41,658	36,891
GMDB | Fixed income
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Investment in Separate Account Investment Options	5,274	5,469	5,545
GMDB | Balanced
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Investment in Separate Account Investment Options	46,504	46,577	43,562
GMDB | Other
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Investment in Separate Account Investment Options	846	968	892
GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Investment in Separate Account Investment Options	61,279	62,286	57,849
GMIB | Equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Investment in Separate Account Investment Options	19,512	19,928	18,262
GMIB | Fixed income
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Investment in Separate Account Investment Options	2,924	3,150	3,298
GMIB | Balanced
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Investment in Separate Account Investment Options	38,540	38,890	35,931
GMIB | Other
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Investment in Separate Account Investment Options	$ 303	$ 318	$ 358